Acquisitions - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment
Business Acquisition [Line Items]
Cash paid	$ 13,314	$ 3,965	$ 103,393	$ 3,519	$ 115,037
Goodwill	777,620		$ 754,506	$ 121,487	$ 115,914
Goodwill period adjustment	$ 9,779
Other Transactions
Business Acquisition [Line Items]
Number of separate portfolio transactions accounted as business combinations | segment	7		29	18	30
Total purchase consideration	$ 18,900		$ 175,700	$ 7,500	$ 13,500
Cash paid	13,000		107,800	2,700	1,100
Contingent consideration	1,800		42,200	3,600	5,400
Deferred payments to sellers	4,100		25,700	1,200	7,000
Goodwill	13,300		123,500	5,500	13,500
Intangible assets	8,400		75,700	$ 5,300	$ 9,500
Accounts receivable, net	8,900		75,000
Deferred liabilities	$ 11,800		$ 103,200
Other Transactions | Homeowner contracts
Business Acquisition [Line Items]
Weighted average useful life				4 years
Other Transactions | Maximum
Business Acquisition [Line Items]
Weighted average useful life			5 years
Other Transactions | Maximum | Homeowner contracts
Business Acquisition [Line Items]
Weighted average useful life	5 years				4 years
TurnKey Acquisition
Business Acquisition [Line Items]
Goodwill period adjustment	$ 9,800
Measurement period adjustments, increase to liabilities for advanced deposits received	8,700
Decrease to intangible assets	$ 1,200